FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Cash and Due from Banks	SFr 200	SFr 89
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Loans	19,528	20,820
Other assets	9,383	25,627
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(32,398)
Short-term borrowings	(4,061)	(3,112)
Long-term debt	(72,868)	(80,931)
Other liabilities	(9,493)	(11,754)
Aggregate fair value
Loans
Non-interest-earning loans	1,276	1,628
Financial instruments
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Loans	19,528	20,820
Other assets	8,369	23,906
Due to banks and customer deposits	(1,120)	(913)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(32,398)
Short-term borrowings	(4,061)	(3,112)
Long-term debt	(72,868)	(80,931)
Other liabilities	(727)	(984)
Aggregate unpaid principal
Loans
Non-interest-earning loans	4,495	5,019
Financial instruments
Interest-bearing deposits with banks	25	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,208	83,397
Loans	20,144	22,289
Other assets	11,296	30,308
Due to banks and customer deposits	(1,059)	(826)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,638)	(32,381)
Short-term borrowings	(4,017)	(3,263)
Long-term debt	(76,123)	(85,335)
Other liabilities	(2,331)	(2,619)
Difference
Loans
Non-interest-earning loans, Difference	(3,219)	(3,391)
Financial instruments
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123	168
Loans	(616)	(1,469)
Other assets	(2,927)	(6,402)
Due to banks and customer deposits	(61)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	4	(17)
Short-term borrowings	(44)	151
Long-term debt	3,255	4,404
Other liabilities	1,604	1,635
Bank
Financial instruments
Cash and Due from Banks	200	89
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Loans	19,528	20,820
Other assets	9,383	25,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(32,398)
Short-term borrowings	(4,061)	(3,112)
Long-term debt	(71,970)	(80,002)
Other liabilities	(9,487)	(11,745)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	1,276	1,628
Financial instruments
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Loans	19,528	20,820
Other assets	8,369	23,906
Due to banks and customer deposits	(1,120)	(913)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(32,398)
Short-term borrowings	(4,061)	(3,112)
Long-term debt	(71,970)	(80,002)
Other liabilities	(727)	(984)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	4,495	5,019
Financial instruments
Interest-bearing deposits with banks	25	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,208	83,397
Loans	20,144	22,289
Other assets	11,296	30,308
Due to banks and customer deposits	(1,059)	(826)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,638)	(32,381)
Short-term borrowings	(4,017)	(3,263)
Long-term debt	(75,106)	(84,351)
Other liabilities	(2,331)	(2,619)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(3,219)	(3,391)
Financial instruments
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123	168
Loans	(616)	(1,469)
Other assets	(2,927)	(6,402)
Due to banks and customer deposits	(61)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	4	(17)
Short-term borrowings	(44)	151
Long-term debt	3,136	4,349
Other liabilities	SFr 1,604	SFr 1,635